TEMPORARY EQUITY	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
TEMPORARY EQUITY
NOTE 9:-	TEMPORARY EQUITY

Convertible Preferred Shares:

Convertible preferred shares consisted of the following:

	Convertible Preferred Shares - Series A
	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
As of December 31, 2019	18,300,000	2,954,267	$6,621	$15,250

The preferred shares conferred upon their holders all rights accruing to holders of ordinary shares (as detailed below in this Note) in the Company, and, in addition, the rights, preferences and privileges granted to the preferred shares as follows

A.	Priority on Receipt of Dividends and/or Bonus Shares

The holders of preferred shares would have been entitled to receive, when and if declared by the board of directors of the Company, noncumulative dividends and/or bonus shares, on the amount calculated on the basis of the number of ordinary shares into which such preferred share could have then been converted, in accordance with the Liquidation Preference provisions detailed below. Such distributions would have been payable in preference to the payment of any dividends or bonus shares on ordinary shares declared by the board of directors. No dividends or bonus shares have been declared to date.

B.	Conversion Rights

Each preferred share was convertible, at the option of the holder at any time, and without the payment of additional consideration by the holder thereof, into the number of ordinary shares as was determined by dividing the original issue price for such series of preferred share by the conversion price that was in effect at the time of conversion.

The initial conversion price was the original issue price for such series of preferred share. The original issue price was $0.747 per share, adjusted to $2.241 (“Original Issue Price”). The applicable conversion price of each was subject to adjustment upon any future stock splits or combinations, dividends and distributions, recapitalizations, or upon the issuance of any new securities as a price per share lower than the applicable conversion price of the preferred shares in effect immediately prior to such issuance.

C.	Automatic and Mandatory Conversion

All outstanding preferred shares would have been  automatically converted into fully paid and nonassessable ordinary shares, at the respective Conversion Price (as defined below) at the time was in effect for such preferred shares, upon the earlier of: (i) the date specified in a written notice received by the Company from the holders of a at least majority of the preferred shares holders (“Preferred Majority”), or (ii) the consummation of a firmly underwritten public offering of ordinary shares (“Public Offering”) reflecting, unless waived by the holders of  at least a Preferred Majority, a Company pre-money valuation of $100,000 or more, and netting to the Company proceeds of at least $30,000 (“Qualified Public Offering” or “Qualified IPO”).

D.	Voting Rights

Each holder of the Series A Preferred Share was entitled to one vote for each ordinary share into which such Series A Preferred Share could have been converted.

E.	Anti-dilution Protection

If the Company issued, or was deemed to have issued Additional Shares (as defined below)  without consideration or for a consideration per share less than $2.241, subject to adjustments (“Conversion Price”), for any series of preferred shares was in effect immediately prior to such issue, then, and in each such case, such Conversion Price would have been reduced, concurrently with such issue, for no consideration, to a price (calculated to the nearest cent with half a cent being rounded up) determined by multiplying such Conversion Price by a fraction (A) the numerator of which should have been (1) the number of ordinary shares issued and outstanding immediately prior to such issuance of Additional Shares (treating for this purpose as outstanding all ordinary shares issuable upon exercise,

If the Company issued, or was deemed to have issued Additional Shares (as defined below)  without consideration or for a consideration per share less than $2.241, subject to adjustments (“Conversion Price”), for any series of preferred shares was in effect immediately prior to such issue, then, and in each such case, such Conversion Price would have been reduced, concurrently with such issue, for no consideration, to a price (calculated to the nearest cent with half a cent being rounded up) determined by multiplying such Conversion Price by a fraction (A) the numerator of which should have been (1) the number of ordinary shares issued and outstanding immediately prior to such issuance of Additional Shares (treating for this purpose as outstanding all ordinary shares issuable upon exercise, exchange or conversion of all options and convertible securities outstanding immediately prior to such issue), plus (2) the number of ordinary shares which the aggregate consideration received by the Company for the total number of Additional Shares so issued would have been  purchased at such Conversion Price in effect immediately prior to such issuance of Additional Shares, and (B) the denominator of which should have been (1) the number of ordinary shares issued and outstanding immediately prior to such issuance of Additional Shares (treating for this purpose as outstanding all ordinary shares issuable upon exercise, exchange or conversion of all options and convertible securities outstanding immediately prior to such issue), plus (2) the number of such Additional Shares so issued, as detailed in the Company’s Articles of Association.

For the purpose hereof “Additional Shares” shall mean all ordinary shares issued (or deemed, by the express provisions of the Articles of Association  to be issued) by the Company after the Series A Preferred Shares original issue date, other than (1) the following ordinary shares and (2) ordinary shares deemed issued pursuant to the following options and convertible securities (clauses (1) and (2), collectively, “Exempted Securities”): (1) ordinary shares, options or convertible securities issued or were issuable as a dividend or distribution on the Preferred A Shares; (2) ordinary shares issued or were issuable by reason of a dividend, share split, split-up or other distribution on ordinary shares that is covered by Articles of Association ; (3) ordinary shares (or options with respect thereto) issued or were issuable to officers, directors or employees of, or consultants or service providers to, the Company or its (if any) pursuant to an employee share option plan, agreement or arrangement approved by the Board; (4) ordinary shares or convertible securities should had actually issued upon the exercise of options or ordinary shares should had actually issued upon the conversion or exchange of convertible securities, in each case provided such issuance was pursuant to the terms of such option or convertible security; or (5) ordinary shares, options or convertible securities issued or were issuable with respect to which the Company received written notice from the holders of at least a Preferred Majority agreeing that such ordinary shares shall not constitute Additional Shares.

F.	Veto Rights to certain Preferred Shares Holders

The Company agreed not without first obtaining the approval (by vote or written consent, as provided by law) of the holders of a majority of the outstanding preferred shares held by Ofer Hi-Tech Investments Ltd./ D Partners Group Investors and the holders of a majority of the outstanding preferred shares held by the Medica Group Investors, amend, alter, modify, repeal or terminate, any provision of the Articles of Association of the Company in a manner adversely affected the express preferences, rights, powers or privileges of the preferred shares.

G.	Liquidation Preference

In the event of liquidation, dissolution or winding up of the Company subject to applicable law, in the event of a Deemed Liquidation Event (as defined below), and in the event of any declaration and distribution of dividends Distribution, all the assets of the Company whether capital, surplus, earnings, securities or assets of any kind available for distribution among the holders of the Company’s shares (“Distributable Assets”) should have been distributed first to the holders of preferred shares who should have been entitled to receive, prior and in preference to any distribution to the holders of ordinary shares, an amount per each preferred share held by such holder equal to (i) $2.241, subject to adjustments per each preferred share ( “Original Issue Price”); plus (ii) interest at the rate of 8% per annum on such Original Issue Price, compounded annually from the date of issuance of such preferred share to the date of any such actual distribution, plus (iii) any previously declared but unpaid dividend on such shares, minus (iv) the aggregate amount previously paid with respect to such Preferred Share (the “Preferential Amount”). In the event that the Distributable Assets were insufficient for the distribution in full of the Preferential Amount with respect to all preferred shares then outstanding, all of such Distributable Assets should have been distributed among the holders of the preferred shares in proportion to the full respective Preferential Amount such holders would otherwise be entitled to receive.

Although the convertible preferred shares were not redeemable, in the event of certain “Deemed Liquidation Event” that were not solely within the Company’s control (including merger, acquisition, or sale of all or substantially all of the Company’s assets), the holders of the convertible preferred shares would have been entitled to preference amounts paid before distribution to other shareholders (as explained in the previous paragraph) and, hence, effectively redeeming the preference amount. The convertible preferred shares were classified outside of shareholders’ deficit as a result of these in-substance contingent redemption rights.

As of December 31, 2019, the Company did not adjust the carrying values of the convertible preferred shares to the deemed liquidation values of such shares since a liquidation event was not probable of occurring.

On September 3, 2020, upon consummation of the IPO, all of the Company’s outstanding convertible preferred shares were converted into 2,954,267 ordinary shares.